Consolidated Results of Operations (USD $) In Thousands, except Share data	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Consolidated Results of Operations
Sales	$ 10,425,703	$ 9,761,660	$ 9,384,852	$ 9,751,274	$ 10,348,477	$ 8,945,093	$ 8,868,499	$ 9,081,426	$ 39,323,489	$ 37,243,495	$ 36,853,330
Cost of sales	8,471,311	7,929,111	7,623,185	7,905,170	8,344,198	7,242,530	7,153,191	7,315,269	31,928,777	30,055,188	29,743,076
Gross profit	1,954,392	1,832,549	1,761,667	1,846,104	2,004,279	1,702,563	1,715,308	1,766,157	7,394,712	7,188,307	7,110,254
Operating expenses	1,393,642	1,405,062	1,324,642	1,339,864	1,420,193	1,270,460	1,252,957	1,268,829	5,463,210	5,212,439	5,238,043
Operating income	560,750	427,487	437,025	506,240	584,086	432,103	462,351	497,328	1,931,502	1,975,868	1,872,211
Interest expense	30,134	28,972	28,060	31,101	32,501	27,654	31,522	33,800	118,267	125,477	116,322
Other expense (income), net	(4,278)	(6,957)	(1,300)	(1,684)	2,924	1,028	(1,138)	(2,012)	(14,219)	802	(14,945)
Earnings before income taxes	534,894	405,472	410,265	476,823	548,661	403,421	431,967	465,540	1,827,454	1,849,589	1,770,834
Income taxes	198,584	146,994	152,092	177,754	210,880	155,773	163,618	139,335	675,424	669,606	714,886
Net earnings	$ 336,310	$ 258,478	$ 258,173	$ 299,069	$ 337,781	$ 247,648	$ 268,349	$ 326,205	$ 1,152,030	$ 1,179,983	$ 1,055,948
Net earnings:
Basic earnings per share (in USD per share)	$ 0.57	$ 0.44	$ 0.44	$ 0.51	$ 0.57	$ 0.42	$ 0.45	$ 0.55	$ 1.96	$ 1.99	$ 1.77
Diluted earnings per share (in USD per share)	$ 0.57	$ 0.44	$ 0.44	$ 0.51	$ 0.57	$ 0.42	$ 0.45	$ 0.55	$ 1.96	$ 1.99	$ 1.77
Average shares outstanding									586,526,142	592,157,221	595,127,577
Diluted shares outstanding									588,691,546	593,590,042	596,069,204
Dividends declared per common share (in USD per share)	$ 0.26	$ 0.26	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.24	$ 1.03	$ 0.99	$ 0.94